Statements of Changes in Stockholders' Equity - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated deficit	Subscription note receivable, affiliates	Total
Balance at Mar. 13, 2018	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Mar. 13, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued	$ 0	$ 694	306	0	(1,000)	0
Class B shares issued (in shares)		6,943,125
Balance at Dec. 31, 2018	$ 0	$ 694	306	0	(1,000)	0
Balance (in shares) at Dec. 31, 2018	0	6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	$ 0	0	0	0	0
Balance at Dec. 31, 2019	0	$ 694	306	0	(1,000)	0
Balance (in shares) at Dec. 31, 2019		6,943,125
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class B shares issued	0	$ 744	326	0	(1,070)	0
Class B shares issued (in shares)		7,431,875
Class A shares issued	$ 5,000	$ 0	499,995,000	0	0	500,000,000
Class A shares issued (in shares)	50,000,000
Sponsor warrants issued	$ 0	0	12,000,000	0	0	12,000,000
Underwriters commissions and offering costs	0	0	(28,273,372)	0	0	(28,273,372)
Class A shares subject to redemption	$ (4,785)	0	(478,569,623)	0	0	(478,574,408)
Class A shares subject to redemption (in shares)	(47,849,916)
Shares forfeited	$ 0	$ (188)	188	0	0	0
Shares forfeited (in shares)		(1,875,000)
Payment of affiliate note receivable	0	$ 0	0	0	2,070	2,070
Net income (loss)	0	0	0	(154,280)	0	(154,280)
Balance at Dec. 31, 2020	$ 215	$ 1,250	$ 5,152,825	$ (154,280)	$ 0	$ 5,000,010
Balance (in shares) at Dec. 31, 2020	2,150,084	12,500,000